Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations and Comprehensive Income (Details) - Parent Company [Member] - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating profit:
Equity in profit/(loss) of subsidiaries	¥ (130,831,274)	¥ 11,209,523	¥ 7,817,760
Profit/(loss) before income tax expenses	(130,831,274)	11,209,523	7,817,760
Income tax expenses
Net income/(loss)	¥ (130,831,274)	¥ 11,209,523	¥ 7,817,760